Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2025
Finite Lived License Agreements [Abstract]
LICENSED COPYRIGHTS, NET
7.
LICENSED COPYRIGHTS, NET

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In thousands)
Licensed copyrights
—Broadcasting rights	46,578,345	(39,058,192)	(201,382)	7,318,771
—Sublicensing rights	8,338,409	(8,338,409)	—	—
	54,916,754	(47,396,601)	(201,382)	7,318,771
Less: current portion
—Broadcasting rights	7,600,279	(7,202,541)	(9,020)	388,718
—Sublicensing rights	8,338,409	(8,338,409)	—	—
	15,938,688	(15,540,950)	(9,020)	388,718
Licensed copyrights—non-current
—Broadcasting rights	38,978,066	(31,855,651)	(192,362)	6,930,053
—Sublicensing rights	—	—	—	—
	38,978,066	(31,855,651)	(192,362)	6,930,053

	As of December 31, 2025
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In thousands)
Licensed copyrights
—Broadcasting rights	46,814,452	(40,221,819)	(182,172)	6,410,461	916,684
—Sublicensing rights	8,272,739	(8,272,739)	—	—	—
	55,087,191	(48,494,558)	(182,172)	6,410,461	916,684
Less: current portion
—Broadcasting rights	7,787,625	(7,330,951)	(9,167)	447,507	63,993
—Sublicensing rights	8,272,739	(8,272,739)	—	—	—
	16,060,364	(15,603,690)	(9,167)	447,507	63,993
Licensed copyrights—non-current
—Broadcasting rights	39,026,827	(32,890,868)	(173,005)	5,962,954	852,691
—Sublicensing rights	—	—	—	—	—
	39,026,827	(32,890,868)	(173,005)	5,962,954	852,691

Amortization expense of RMB7,087.8 million, RMB7,488.6 million and RMB6,137.6 million (US$877.7 million) was recognized as cost of revenues for the years ended December 31, 2023, 2024 and 2025, respectively.

Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follows:

	RMB	US$
	(In thousands)
Within 1 year	2,584,169	369,531
Between 1 and 2 years	1,388,684	198,579
Between 2 and 3 years	919,086	131,428